Offerings - Offering: 1	Feb. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,253,882,161
Fee Rate	0.01381%
Amount of Registration Fee	$ 173,161.13
Offering Note

(1)
Calculated as the aggregate maximum value of limited liability company interests (“Units”) of Ironwood Institutional Multi-Strategy Fund LLC (the “Company”) being purchased, based upon 20% of the net asset value of the Company as of January 31, 2026.

(2)	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.